FINANCIAL INSTRUMENTS - Financial assets (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Total financial assets	Rp 63,793	Rp 38,948
Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Total financial assets	13,661	4,045
Amortized cost | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Total financial assets	38,311	20,589
Amortized cost | Other current financial assets
FINANCIAL RISK MANAGEMENT
Total financial assets	415	1,194
Amortized cost | Trade and other receivables
FINANCIAL RISK MANAGEMENT
Total financial assets	8,705	11,554
Amortized cost | Contract assets
FINANCIAL RISK MANAGEMENT
Total financial assets	2,473	1,239
Amortized cost | Other non-current assets
FINANCIAL RISK MANAGEMENT
Total financial assets	150	218
FVTPL | Other current financial assets
FINANCIAL RISK MANAGEMENT
Total financial assets	78	109
FVTPL | Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Total financial assets	13,643	4,025
FVTOCI | Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Total financial assets	Rp 18	Rp 20